CAPITAL STOCK (Narrative) (Details)	1 Months Ended				2 Months Ended	12 Months Ended
	Jan. 31, 2022 shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Jul. 30, 2011	Feb. 28, 2022 shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 25, 2017 $ / shares	Aug. 25, 2017 USD ($)	May 25, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized							250,000,000		250,000,000	250,000,000
Common Stock, Par Value Per Share | $ / shares							$ 0.001		$ 0.001	$ 0.001
Number of common stock shares issued for exercise of warrants								885,000	885,000
Exercise price of warrants | $ / shares								$ 0.50
Proceeds from exercise of warrants								$ 442,500	$ 334,132
Number of stock options exercised						255,000	255,000	346,500	346,500	0
Exercise price of stock option | $ / shares							$ 0.38		$ 0.21	$ 0
Proceeds from exercise of options						$ 118,750	$ 94,929	$ 94,575	$ 71,912
Stock Repurchased and Retired During Period | $							320,235		116,995	$ 124,145
Treasury shares cancelled		5,200
Stock option plan, rolling percentage				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $							$ 1,096,069		$ 1,666,776	$ 688,753
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term						1 year 11 months 1 day	1 year 11 months 1 day	3 years 3 months 18 days	3 years 3 months 18 days	4 years 1 month 6 days
Stock-based compensation | $							$ 2,504		$ 196,115	$ 10,642
Number of Options, Granted						0	0	534,000	534,000	0
Weighted Average Exercise Price, Granted | $ / shares							$ 0		$ 0.80	$ 0
Fair value of warrant liability | $							$ 0		$ 0	$ 137,313		$ 17,112	$ 70,712
Strike price of warrants | $ / shares											$ 0.50
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock option | $ / shares						$ 0.23		$ 0.15
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock option | $ / shares						$ 0.65		$ 0.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term				10 years
First Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased and Retired During Period, Shares						379,300	379,300	233,600	233,600	401,800
Stock Repurchased and Retired During Period | $							$ 315,235		$ 116,954	$ 124,145
Second Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased and Retired During Period | $							$ 4,857		$ 9,430
Common shares re-purchased which were held in treasury						5,200	5,200	25,000	25,000	25,000
Treasury Stock, Common, Value | $									$ 4,857	$ 9,430
Treasury shares cancelled			25,000
Third Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased and Retired During Period, Shares						17,600	17,600	5,200	5,200
Treasury Stock, Common, Value | $							$ 13,294
Options granted to insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted								314,000	314,000
Options granted to insiders [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)								$ 0.60	$ 0.47
Options granted to insiders [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)								$ 1.23	$ 0.96
Options granted to non-insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted								100,000	100,000
Options granted to non-insiders [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)								$ 0.60	$ 0.47
Options granted to non-insiders [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Granted | (per share)								$ 1.23	$ 0.96
Options granted to consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted								120,000	120,000
Weighted Average Exercise Price, Granted | (per share)								$ 0.60	$ 0.47
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased and Retired During Period, Shares					84,000
Treasury shares cancelled	17,600